Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.7%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,694,863
		$ 5,694,863
Other Revenue — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,680,726
		$ 3,680,726
Total Corporate Bonds (identified cost $8,970,000)		$ 9,375,589

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.92%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$438	$ 438,323
Total Tax-Exempt Mortgage-Backed Securities (identified cost $438,371)		$ 438,323

Tax-Exempt Municipal Obligations — 89.0%
Security	Principal Amount (000's omitted)	Value
Education — 6.7%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$810	$ 800,495
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	395	391,887
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.00%, 6/15/44	400	366,204
Arlington Higher Education Finance Corp., TX, (Life School of Dallas), (PSF Guaranteed), 4.00%, 8/15/44	275	248,986
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	100	96,724
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	1,250	1,303,464
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 2.82%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	4,750	4,726,115
Security	Principal Amount (000's omitted)	Value
Education (continued)
California Municipal Finance Authority, (St. Mary's School - Aliso Viejo), 4.65%, 5/1/30	$1,045	$ 1,061,996
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(1)	300	300,156
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/25(1)	200	200,000
5.00%, 7/1/26(1)	105	106,096
5.00%, 7/1/27(1)	110	113,220
5.00%, 7/1/28(1)	160	166,682
5.00%, 7/1/29(1)	165	173,393
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	1,000	993,696
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	500,000
5.00%, 7/1/29	885	929,682
District of Columbia, (KIPP DC):
5.00%, 7/1/27	250	258,591
5.00%, 7/1/28	240	251,697
5.00%, 7/1/29	235	249,200
Illinois Finance Authority, (University of Chicago), 4.00%, 10/1/40	3,000	2,761,734
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/35	100	114,442
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	7,415	8,234,381
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	3,195	3,138,181
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,304,297
Private Colleges and Universities Authority, GA, (Emory University), 5.00%, 9/1/32	2,300	2,567,091
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	160	157,142
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	1,470	1,502,211
Purdue University, IN, 4.00%, 7/1/40	1,310	1,237,065
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/34(1)	1,000	1,029,581
Texas Tech University System, 5.00%, 2/15/41	3,000	3,200,434
University of California, 5.00%, 5/15/38	3,605	3,938,293
University of Massachusetts Building Authority, 5.25%, 11/1/47	3,320	3,356,366

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Pittsburgh, PA, 4.00%, 9/15/44	$3,190	$ 2,868,190
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	399,969
		$ 50,047,661
Electric Utilities — 2.6%
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.00%, 10/1/42(3)	$6,650	$ 6,650,000
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	4,000	4,123,691
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,500	1,482,643
Northern Illinois Municipal Power Agency, IL, 4.00%, 12/1/41	2,505	2,302,449
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/30	1,425	1,473,378
5.00%, 8/1/40	1,300	1,371,070
Snohomish County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 12/1/40	2,000	2,004,714
		$ 19,407,945
Escrowed/Prerefunded — 0.4%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$2,500	$ 2,637,125
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 5.00%, 4/1/30(1)	80	84,357
		$ 2,721,482
General Obligations — 16.7%
Bristol, VA, 5.00%, 9/1/27	$1,910	$ 1,916,063
California, 5.00%, 4/1/42	6,340	6,445,714
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	392,540
Chicago Board of Education, IL:
0.00%, 12/1/25	500	491,745
4.00%, 12/1/35	1,500	1,440,672
5.00%, 12/1/30	1,650	1,714,767
5.00%, 12/1/33	1,895	1,895,024
5.00%, 12/1/36	2,410	2,347,498
5.25%, 12/1/35	2,750	2,750,088
5.50%, 12/1/38	4,000	4,151,613
Chicago, IL, Escrowed to Maturity, 0.00%, 1/1/26	160	157,317
Connecticut:
4.00%, 6/15/34	6,500	6,504,949
5.00%, 11/15/34	1,190	1,323,023
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	$2,105	$ 2,292,826
Detroit, MI:
5.00%, 4/1/26	330	333,587
5.00%, 4/1/27	695	714,532
5.00%, 4/1/28	730	761,037
5.00%, 4/1/29	515	543,342
Dripping Springs Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/41	1,000	1,051,421
5.00%, 2/15/42	1,000	1,044,312
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	990	894,751
Falls Church, VA, 3.00%, 7/15/41	3,455	2,804,568
Fontana Unified School District, CA, (Election of 2024):
5.00%, 8/1/37	910	1,023,812
5.00%, 8/1/38	1,585	1,766,647
Fremont Union High School District, CA, 4.00%, 8/1/40	3,100	2,889,083
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	4,285	4,286,797
4.00%, 2/15/35	5,000	4,954,854
Gresham-Barlow School District No. 10JT, OR, 5.00%, 6/15/37	1,335	1,360,735
Hopkinsville, KY, 3.00%, 12/1/35	360	327,179
Illinois:
3.25%, 11/1/26	1,440	1,438,020
4.00%, 7/1/37	3,000	2,834,805
5.00%, 1/1/41	2,650	2,621,656
Las Vegas Valley Water District, NV, 2.00%, 3/1/36	430	338,314
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	1,010	1,131,631
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/36	3,495	3,922,854
Maryland, 3.00%, 8/1/31	3,390	3,345,779
McCamey Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/44	1,225	1,233,880
Molalla River School District No. 35, OR, 5.00%, 6/15/38	990	1,082,072
Monroe and St. Clair Counties Community Unit School District No. 4, IL, 5.50%, 7/1/40(4)	2,230	2,233,358
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,414,548
New Jersey, 2.00%, 6/1/27	5,000	4,887,908
New York, NY:
5.00%, 8/1/29	3,515	3,556,986
5.00%, 8/1/32	2,725	3,054,498
(SPA: State Street Bank and Trust Co.), 4.00%, 8/1/44(3)	3,000	3,000,000

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oklahoma, OK, 4.00%, 3/1/35	$355	$ 362,935
Oregon City School District No. 62, OR:
5.00%, 6/15/35	60	68,497
5.00%, 6/15/38	2,000	2,220,719
Pioneer School District No. 402, WA, 5.00%, 12/1/37	650	703,555
Prince George's County, MD, 5.00%, 8/1/33	1,000	1,140,898
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/26 (Put Date), 2/15/50	1,500	1,511,512
Racine, WI, 4.50%, 3/15/27	5,000	5,051,200
Riverview Gardens School District, MO, 5.00%, 4/1/34	1,305	1,399,899
Rockwall Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,000	1,068,983
San Jacinto Community College District, TX, 4.00%, 2/15/41	4,765	4,402,501
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,945	1,959,198
Texas:
4.00%, 5/15/45	3,665	3,273,471
5.00%, 8/1/37	1,665	1,665,568
Union R-XI School District, MO, 5.00%, 3/1/42(4)	1,440	1,476,192
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,855,011
Yarmouth, ME, 2.00%, 11/15/30	245	221,616
		$125,058,560
Hospital — 6.0%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	$1,500	$ 1,500,806
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	736,680
5.00%, 7/1/30(1)	285	292,148
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/25	385	385,380
5.00%, 8/1/26	445	452,553
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	746,783
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/28	350	354,680
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/35	1,290	1,340,092
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/46	5,250	5,245,545
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	80,485
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), (LOC: TD Bank, N.A.), 3.90%, 6/1/46(3)	2,000	2,000,000
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
Escrowed to Maturity, 5.00%, 7/15/25(1)	$120	$ 120,081
Escrowed to Maturity, 5.00%, 7/15/26(1)	150	153,299
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,485	2,167,200
Missouri Health and Educational Facilities Authority, (Mercy Health), 4.00%, 11/15/47	2,700	2,306,632
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	850	850,021
5.00%, 10/1/26	1,010	1,010,328
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/26	800	808,507
5.00%, 7/1/29	300	302,846
5.00%, 7/1/30	1,595	1,608,604
New York Dormitory Authority, (Montefiore Obligated Group):
5.00%, 8/1/28	2,300	2,389,294
5.25%, 11/1/38	1,330	1,411,515
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/25	225	225,581
5.00%, 10/1/26	150	152,399
5.00%, 10/1/27	125	129,128
5.00%, 10/1/28	150	156,630
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	941,772
5.00%, 4/1/29	1,000	851,074
5.00%, 4/1/30	905	763,383
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/40	2,500	2,314,942
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/27	275	283,081
5.00%, 11/15/28	275	285,394
5.00%, 11/15/29	250	260,863
5.00%, 11/15/30	250	261,887
5.00%, 11/15/31	275	288,489
Washington Health Care Facilities Authority, (MultiCare Health), 5.00%, 8/15/37	2,500	2,523,585
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	2,000	1,831,633
4.00%, 11/15/46	3,320	2,882,465
5.00%, 11/15/34	1,000	1,009,608

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group): (continued)
Prerefunded to 5/15/26, 4.00%, 11/15/46	$3,220	$ 3,247,030
		$ 44,672,423
Housing — 8.8%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,250,231
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
0.85%, 5/15/28	715	656,488
1.35%, 11/15/30	1,100	980,708
1.35%, 11/15/30	2,500	2,196,674
EP Cimarron Ventanas PFC, TX, (Home Essential Function Housing Program), 4.00%, 12/1/34	500	490,828
EP Essential Housing WF PFC, TX, (Home Essential Function Housing Program), 4.25%, 12/1/34	2,000	1,984,938
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,924,051
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,523,798
Indiana Housing and Community Development Authority, SFMR, (Liq: TD Bank, N.A.), 3.95%, 7/1/47(3)	2,000	2,000,000
Louisiana Housing Corp., SFMR:
(FHLMC), (FNMA), (GNMA), 4.00%, 6/1/37	625	614,435
(FHLMC), (FNMA), (GNMA), 4.00%, 12/1/37	295	288,334
(FHLMC), (FNMA), (GNMA), 4.15%, 12/1/40	2,140	2,076,470
Maine Housing Authority, 3.00%, 11/15/39	3,000	2,507,851
Maricopa County and Phoenix Industrial Development Authorities, AZ, (FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	1,000	993,266
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	1,985	1,887,097
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/25	125	125,000
4.00%, 7/1/26	70	70,003
Massachusetts Housing Finance Agency:
Social Bonds, 3.00%, 12/1/50	2,810	2,766,550
Social Bonds, (FHLMC), (FNMA), (GNMA), 1.95%, 6/1/32	1,200	1,019,384
Michigan Housing Development Authority:
3.75%, 4/1/27	2,100	2,099,894
Social Bonds, 5.50%, 12/1/53	1,365	1,459,324
Minnesota Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	840	765,004
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	$980	$ 939,994
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	660	633,572
New Canaan Housing Authority, CT, (Hanc Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,750	1,722,895
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	750,895
New York City Housing Development Corp., NY:
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,736,882
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	4,715	4,646,579
North Carolina Housing Finance Agency, (Liq: TD Bank, N.A.), 3.95%, 1/1/50(3)	3,000	3,000,000
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	161,733
5.00%, 7/1/27	385	393,726
5.00%, 7/1/28	240	247,469
5.00%, 7/1/29	535	554,746
5.00%, 7/1/30	225	232,563
5.00%, 7/1/31	485	499,699
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/25	870	870,000
5.00%, 7/1/26	600	606,792
5.00%, 7/1/27	375	383,790
5.00%, 7/1/28	340	351,067
5.00%, 7/1/29	300	308,894
5.00%, 7/1/30	465	477,618
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/26	1,090	1,102,459
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,000	2,041,573
Seattle Housing Authority, WA, (Pooled Housing), 3.50%, 12/1/35	1,500	1,397,334
Virginia Housing Development Authority, 4.10%, 10/1/27	3,955	3,957,244
Wyoming Community Development Authority, (Pershing Pointe Apartments), (FNMA MBS-Secured), 4.25%, 2/1/41	1,290	1,245,020
		$ 65,942,872
Industrial Development Revenue — 8.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 483,348

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.95%, 7/1/49(3)	$2,450	$ 2,450,000
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	5,335	5,225,836
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.10% to 12/1/25 (Put Date), 12/1/44	1,500	1,500,195
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,250	1,270,088
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	5,000	5,089,958
Florida Development Finance Corp., (GFL Solid Waste Southeast LLC), (AMT), 4.375% to 10/1/31 (Put Date), 10/1/54(1)	2,500	2,492,153
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,664,738
(AMT), 3.10%, 5/1/26	4,005	3,946,195
(AMT), 4.00%, 3/1/37	2,000	1,884,085
Houston, TX, (United Airlines, Inc. Terminal Improvement), (AMT), 5.00%, 7/15/27	2,550	2,561,379
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,920,457
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	953,651
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	4,000	3,978,119
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,442,366
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	959,274
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,478,639
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	666,237
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,855,666
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 1.50% to 11/4/25 (Put Date), 2/1/26	1,000	986,130
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	460	460,241
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 0.95% to 12/1/26 (Put Date), 12/1/33	$3,000	$ 2,882,208
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	7,750	7,562,317
(AMT), 2.625%, 11/1/25	1,500	1,493,385
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,419,972
West Virginia Economic Development Authority, (Commercial Metals Co.), (AMT), 4.625% to 5/15/32 (Put Date), 4/15/55	1,380	1,374,880
		$ 65,001,517
Insured - Education — 0.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 5.00%, 12/1/39	$500	$ 526,840
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	193,660
		$ 720,500
Insured - Electric Utilities — 0.5%
New York Power Authority, Green Transmission Revenue, Green Bonds, (AG), 5.00%, 11/15/27	$1,500	$ 1,590,692
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,746,057
		$ 3,336,749
Insured - General Obligations — 2.3%
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	$1,945	$ 1,844,748
Generation Park Management District, TX, (AG), 3.50%, 9/1/41	3,665	3,098,142
Lanterns Metropolitan District No. 1, CO, (AG), 4.00%, 12/1/39	1,000	941,832
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,749
Phoenix Elementary School District No. 1, AZ, (BAM), 5.00%, 7/1/43	1,140	1,173,181
Plum Borough School District, PA, (BAM), 4.50%, 5/15/42(4)	1,070	1,053,521
Raindance Metropolitan District No. 2, CO:
(BAM), 5.00%, 12/1/33	285	307,680
(BAM), 5.00%, 12/1/34	200	214,865
(BAM), 5.00%, 12/1/39	1,125	1,164,799
Shreveport, LA:
(AG), 5.00%, 3/1/30	170	182,109
(AG), 5.00%, 3/1/31	560	604,709
(AG), 5.00%, 3/1/32	180	195,202
(AG), 5.00%, 3/1/33	600	652,563

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Shreveport, LA: (continued)
(AG), 5.00%, 3/1/34	$550	$ 598,027
(AG), 5.00%, 3/1/44	1,250	1,256,589
Sparta Area School District, WI, (AG), 3.00%, 3/1/41	1,000	790,380
St. Clair County School District No. 118, IL, (BAM), 5.50%, 12/1/37	1,125	1,231,728
Westchester, IL:
(BAM), 5.00%, 12/15/36	500	538,006
(BAM), 5.00%, 12/15/39	500	522,443
(BAM), 5.00%, 12/15/40	600	623,750
		$ 17,480,023
Insured - Special Tax Revenue — 1.0%
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.00%, 6/1/37	$1,700	$ 1,766,582
Lake Elsinore Facilities Financing Authority, CA, (AG), 5.00%, 9/1/37	1,185	1,312,559
San Clemente Community Facilities District No. 2006-1, CA:
(BAM), 5.00%, 9/1/36	1,220	1,366,288
(BAM), 5.00%, 9/1/38	1,300	1,424,184
(BAM), 5.00%, 9/1/39	1,165	1,263,072
		$ 7,132,685
Insured - Water and Sewer — 0.3%
Berkeley County Public Service Sewer District, WV:
Green Bonds, (BAM), 5.00%, 6/1/38	$670	$ 704,952
Green Bonds, (BAM), 5.00%, 6/1/39	705	737,108
Chisholm Creek Utility Authority, KS, (Cities of Bel Aire and Park City), (AG), 5.00%, 9/1/41	1,000	1,063,024
		$ 2,505,084
Lease Revenue/Certificates of Participation — 2.9%
Brownsburg 1999 School Building Corp., IN, 5.00%, 7/15/41	$1,195	$ 1,251,597
Columbus Multi School Building Corp., IN:
5.00%, 7/15/41	500	523,681
5.00%, 7/15/42	725	752,623
Hancock County Redevelopment Authority, IN, 4.00%, 8/15/42	610	554,414
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,433,284
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/26	1,000	1,020,055
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,041,871
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Oklahoma County Finance Authority, OK, (Western Heights Public Schools):
5.00%, 9/1/30	$1,000	$ 1,046,582
5.00%, 9/1/35	1,000	1,028,505
Oklahoma Development Finance Authority:
5.00%, 6/1/35	620	688,558
5.00%, 6/1/36	345	379,919
5.00%, 6/1/37	575	628,444
5.00%, 6/1/38	310	336,426
Snowmass Village, CO, Certificates of Participation:
5.00%, 12/1/30	200	218,399
5.00%, 12/1/35	815	874,810
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/38	2,400	1,994,008
Twin Lakes School Building Corp., IN:
5.00%, 7/15/33	360	392,697
5.00%, 7/15/35	800	861,267
5.00%, 7/15/37	890	944,703
		$ 21,971,843
Other Revenue — 6.4%
Black Belt Energy Gas District, AL:
2.29%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$15,000	$ 14,821,197
5.50% to 2/1/29 (Put Date), 6/1/49	2,320	2,447,843
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,306,093
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	2,880	2,977,155
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	1,300	1,370,977
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	6,060	6,500,382
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	805,915
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/31 (Put Date), 12/1/53	10,000	10,541,681
Northern California Gas Authority No. 1, Gas Project Revenue, 3.775%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	350	349,766
Public Finance Authority, WI, (Inperium, Inc.), 5.00%, 12/1/34(1)	1,750	1,777,155
Southeast Energy Authority, AL, 5.00% to 2/1/31 (Put Date), 5/1/55	1,250	1,320,590

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.769%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	$1,110	$ 1,109,518
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.713%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	2,255	2,256,565
		$ 47,584,837
Senior Living/Life Care — 4.8%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	$250	$ 250,001
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	372,063
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,463,367
2.625%, 5/15/29	2,000	1,929,548
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/27	200	199,572
4.00%, 1/1/28	240	239,482
Florida Development Finance Corp., (The Glenridge on Palmer Ranch):
4.00%, 6/1/26(1)	110	109,579
5.00%, 6/1/31(1)	285	292,003
5.00%, 6/1/35(1)	225	226,239
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	500	504,791
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	265	260,812
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.62%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	720,279
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,243,673
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	460	446,866
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/25(1)	515	515,080
4.00%, 10/1/26(1)	1,000	1,003,499
4.00%, 10/1/27(1)	400	403,264
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/25	100	99,966
4.00%, 12/1/26	150	150,323
4.00%, 12/1/27	200	201,029
4.00%, 12/1/28	200	201,032
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.): (continued)
4.00%, 12/1/29	$250	$ 250,779
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	705,308
5.625%, 7/1/46(1)	425	416,456
5.75%, 7/1/54(1)	1,130	1,097,559
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,280	1,281,647
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	637,375
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	400	404,428
5.00%, 7/1/31	670	675,758
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/26	240	238,723
5.00%, 1/1/27	565	565,656
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	2,515	3,444,171
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,242,033
5.00%, 5/15/26	1,000	1,000,261
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	225	225,141
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	215	220,160
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	380	377,383
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,595	1,601,277
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/25	275	274,278
5.00%, 11/15/27	300	304,610
5.00%, 11/15/29	115	117,973
5.00%, 11/15/30	180	185,041
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/25	180	179,075
4.00%, 12/15/26	375	370,460
4.00%, 12/15/27	215	211,166
4.00%, 12/15/28	200	195,102

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/25	$1,615	$ 1,617,086
5.00%, 9/1/32	1,015	1,033,349
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/25	250	249,035
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	603,787
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/25	275	274,659
4.00%, 12/1/26	240	240,021
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,010,264
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,017,952
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/26(1)	400	401,467
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/25	100	99,895
3.00%, 8/1/26	250	247,624
		$ 35,849,427
Special Tax Revenue — 3.9%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 411,137
5.00%, 5/1/28	575	598,447
5.00%, 5/1/29	600	630,184
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,046,027
Baltimore, MD, (Harbor Point):
2.85%, 6/1/26(1)	135	133,558
2.95%, 6/1/27(1)	175	171,749
Buckeye, AZ, Excise Tax Revenue:
5.00%, 7/1/38	500	548,536
5.00%, 7/1/39	500	543,714
District of Columbia, Income Tax Revenue, 5.00%, 5/1/38	2,150	2,322,068
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 5.75%, 12/1/50	900	988,541
Juban Crossing Economic Development District, LA, (Road Projects), 4.00%, 9/15/37	705	661,608
Maryland Department of Transportation, 2.50%, 10/1/33	1,700	1,529,805
Massachusetts School Building Authority, 4.00%, 1/15/37	3,650	3,647,829
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	$1,000	$ 1,006,033
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/35	1,955	2,001,390
5.00%, 8/1/36	2,500	2,504,168
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	155	153,943
Omaha, NE, Riverfront Redevelopment Special Tax Revenue:
5.00%, 4/15/41	600	636,191
5.00%, 4/15/42	600	630,462
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	5,847	5,846,768
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	645	616,196
Tolomato Community Development District, FL, 2.625%, 5/1/27	505	495,733
		$ 29,124,087
Student Loan — 0.9%
Connecticut Higher Education Supplemental Loan Authority, (Chesla Loan Program):
(AMT), 4.75%, 11/15/36	$575	$ 576,458
(AMT), 5.25%, 11/15/34	585	617,187
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,055	1,018,800
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	2,850	2,866,689
North Carolina State Education Assistance Authority, (AMT), 5.00%, 6/1/33	1,880	1,959,263
		$ 7,038,397
Transportation — 10.8%
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/30	$2,500	$ 2,506,018
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), Green Bonds, (AMT), 9.50% to 1/1/35 (Put Date), 1/1/65(1)	3,000	2,844,609
Chicago, IL, (Midway International Airport), 4.00%, 1/1/34	6,000	6,001,814
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/32	1,205	1,221,877
(AMT), 5.00%, 1/1/37	1,450	1,521,488
(AMT), 5.00%, 1/1/38	1,780	1,855,304
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/48	1,215	1,028,880

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue: (continued)
(AMT), 5.00%, 11/15/30	$7,170	$ 7,704,468
(AMT), 5.00%, 12/1/32	6,350	6,566,861
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	510	510,540
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/27	5,235	5,408,348
(AMT), 5.00%, 5/15/36	2,940	2,975,251
Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	1,500	1,588,440
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,034,168
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/29	2,000	2,066,036
(AMT), 5.00%, 10/1/33	5,000	5,022,851
Oklahoma Turnpike Authority, 4.00%, 1/1/42	2,730	2,557,838
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/35	1,930	2,022,275
(AMT), 5.00%, 7/1/42	2,945	2,940,848
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	3,000	3,093,140
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,045	2,081,327
(AMT), 5.00%, 5/1/37	2,100	2,115,852
(AMT), 5.00%, 4/1/40	4,000	4,000,285
Port of Tacoma, WA, (AMT), 5.00%, 12/1/35	1,000	1,014,861
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	2,220	2,265,379
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.00%, 12/1/31	8,500	8,519,171
		$ 80,467,929
Water and Sewer — 5.2%
Clairton Municipal Authority, PA, Sewer Revenue:
4.00%, 12/1/34	$1,000	$ 993,284
4.00%, 12/1/38	1,000	941,029
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/38	1,545	1,754,298
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/37	1,520	1,699,573
Great Lakes Water Authority, MI, Sewage Disposal System Revenue, 5.00%, 7/1/31	10,000	10,160,974
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.00%, 7/1/32	4,000	4,486,367
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/41	2,000	1,889,410
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Bank of NY Mellon Trust), 3.999%, 6/15/55(3)	$4,000	$ 4,000,000
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	861,242
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	4,690	4,608,874
St. Lucie County, FL, 5.00%, 10/1/41	4,250	4,526,864
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	3,050	2,994,536
		$ 38,916,451
Total Tax-Exempt Municipal Obligations (identified cost $670,778,963)		$664,980,472

Taxable Municipal Obligations — 8.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$865	$ 869,759
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	500	518,105
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	755	755,000
University of California, 4.39%, 7/1/41(5)	7,125	7,125,000
		$ 9,267,864
General Obligations — 1.0%
California, 7.50%, 4/1/34(6)	$2,500	$ 2,903,009
Cecil County, MD, 1.20%, 11/1/27	420	396,018
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	568,578
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,650	3,541,119
		$ 7,408,724
Hospital — 0.4%
Conway, AR, (Conway Regional Medical Center), 1.75%, 8/1/26	$250	$ 242,239

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$835	$ 812,523
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,716,945
		$ 2,771,707
Housing — 2.4%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$5,000	$ 5,025,739
Maine Housing Authority, (SPA: TD Bank, N.A.), 4.35%, 11/15/50(5)	3,600	3,600,000
Maryland Community Development Administration, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 4.35%, 7/1/45(5)	1,285	1,285,000
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 4.35%, 11/1/55(5)	3,455	3,455,000
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 4.35%, 1/1/47(5)	4,670	4,670,000
		$ 18,035,739
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 582,283
Valley View School District, PA, (BAM), 2.20%, 5/15/26	455	445,860
		$ 1,028,143
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue:
(AG), 1.272%, 8/15/26	$550	$ 532,621
(AG), 1.573%, 8/15/27	500	474,662
(AG), 1.743%, 8/15/28	750	697,942
(AG), 1.924%, 8/15/29	1,535	1,404,108
		$ 3,109,333
Insured - Transportation — 0.6%
Miami-Dade County, FL, Seaport Revenue, (AG), 1.349%, 10/1/26	$4,860	$ 4,696,739
		$ 4,696,739
Lease Revenue/Certificates of Participation — 0.7%
California State Public Works Board, 4.942%, 4/1/30	$5,140	$ 5,285,929
		$ 5,285,929
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 493,363
		$ 493,363
Special Tax Revenue — 1.1%
Illinois, Sales Tax Revenue, 1.453%, 6/15/26	$3,000	$ 2,922,306
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.654%, 7/1/28	1,640	1,675,678
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	3,500	3,173,244
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	329,602
		$ 8,100,830
Transportation — 0.2%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,134,180
		$ 1,134,180
Total Taxable Municipal Obligations (identified cost $61,617,264)		$ 61,332,551

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$6,500	$ 6,504,969
Total U.S. Treasury Obligations (identified cost $6,500,506)		$ 6,504,969
Total Investments — 99.4% (identified cost $748,305,104)		$742,631,904
Other Assets, Less Liabilities — 0.6%		$ 4,429,196
Net Assets — 100.0%		$747,061,100
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $33,320,717 or 4.5% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2025.

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At June 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	13.7%
Others, representing less than 10% individually	83.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 5.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 2.9% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
MBS	– Mortgage-Backed Security
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 9,375,589	$ —	$ 9,375,589
Tax-Exempt Mortgage-Backed Securities	—	438,323	—	438,323
Tax-Exempt Municipal Obligations	—	664,980,472	—	664,980,472
Taxable Municipal Obligations	—	61,332,551	—	61,332,551
U.S. Treasury Obligations	—	6,504,969	—	6,504,969
Total Investments	$ —	$742,631,904	$ —	$742,631,904

Eaton Vance
Short Duration Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.